Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	181,734	181,734	518,401	6,456,160
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	¥ 7,739,935	$ 1,060,366	¥ 8,116,624	¥ 6,298,816
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥	¥ 7,739,935		¥ 8,116,624	¥ 6,298,816
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	106,074,914	106,074,914	110,695,778	127,235,048
Dilutive employee share options and non-vested ordinary shares	1,780,892	1,780,892	1,856,620	922,256
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	107,855,806	107,855,806	112,552,398	128,157,304
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 72.97	$ 10	¥ 73.32	¥ 49.51
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 71.76	$ 9.83	¥ 72.11	¥ 49.15